SUBSEQUENT EVENTS (Details Narrative) - USD ($)					12 Months Ended
	Jun. 09, 2026	Jun. 08, 2026	May 26, 2026	May 06, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 28, 2026
Subsequent Event [Line Items]
Sale of Stock, Price Per Share					$ 16.5
Payments of Stock Issuance Costs						$ 965,460
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, voting rights					10
Common Stock, Shares, Outstanding					5,887,680	4,050,000		4,050,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, voting rights					1
Common Stock, Shares, Outstanding					4,755,277	4,821,281		4,821,281
Subsequent Event [Member]
Subsequent Event [Line Items]
Holdback shares in escrow			450,000
Sale of Stock, Number of Shares Issued in Transaction		5,714,284
Sale of Stock, Price Per Share		$ 0.70
Sale of Stock, Consideration Received Per Transaction	$ 4,000,000.0
Proceeds from Issuance of Common Stock	3,500,000
Payments of Stock Issuance Costs	$ 500,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, voting rights				On May 5, 2026, pursuant to the approval at the Company’s Annual Meeting of Shareholders, the voting rights attached to each Class B Ordinary Share were increased from ten (10) votes to twenty-five (25) votes.
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	9,830,990
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	638,571
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70
Warrants and Rights Outstanding, Term	5 years